UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Markets Equity Strategies Fund

iShares Short-Term TIPS Bond Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Emerging Markets Equity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 93.4%

Argentina — 4.1%
Banco Macro SA — ADR	5,075	$209,952
Grupo Financiero Galicia SA — ADR	7,581	192,785
YPF SA — ADR(a)	13,882	214,477

		617,214
Brazil — 10.6%
Azul SA — ADR(a)	17,198	305,952
BB Seguridade Participacoes SA	46,787	279,201
BR Malls Participacoes SA(a)	100,459	239,298
BRF SA — ADR(a)	4,776	26,173
MRV Engenharia e Participacoes SA	27,085	82,424
Petroleo Brasileiro SA — ADR	33,736	407,194
Ultrapar Participacoes SA	26,101	241,262

		1,581,504
China — 12.3%
Bank of China Ltd., Class H	739,000	326,522
China Eastern Airlines Corp. Ltd., Class H	586,000	374,429
China Overseas Land & Investment Ltd.	74,000	231,688
China Pacific Insurance Group Co. Ltd., Class H	19,200	73,778
Industrial & Commercial Bank of China Ltd., Class H	403,000	294,228
PetroChina Co. Ltd., ADR	4,553	370,796
Skyworth Digital Holdings Ltd.	567,369	160,134

		1,831,575
Greece — 3.2%
Alpha Bank AE(a)	117,798	169,502
National Bank of Greece SA(a)	149,653	304,196

		473,698
Hong Kong — 10.2%
Cathay Pacific Airways Ltd.	199,000	300,014
China Mobile Ltd.	72,500	712,808
China Resources Power Holdings Co. Ltd.	206,000	363,445
Guotai Junan International Holdings Ltd.	162,000	28,316
SJM Holdings Ltd.	128,000	117,934

		1,522,517
Hungary — 2.8%
Richter Gedeon Nyrt	22,288	416,825

India — 4.0%
Dr. Reddy’s Laboratories Ltd. — ADR	8,699	300,985
Larsen & Toubro Ltd. — GDR	16,613	288,232

		589,217
Indonesia — 4.7%
Astra International Tbk PT	879,800	433,475

Security	Shares	Value
Indonesia (continued)
Semen Indonesia Persero Tbk PT	405,900	$270,205

		703,680
Israel — 2.2%
Israel Chemicals Ltd.	53,553	324,809

Malaysia — 0.6%
Sapura Energy Bhd(a)	935,100	92,718

Poland — 3.3%
Alior Bank SA(a)	28,878	492,849

Russia — 9.2%
Gazprom PJSC — ADR	28,776	143,593
Magnit PJSC	2,562	149,621
Sberbank of Russia PJSC — ADR	57,324	724,832
VTB Bank PJSC	286,768,437	178,086
VTB Bank PJSC — GDR	136,806	183,183

		1,379,315
South Africa — 0.5%
AngloGold Ashanti Ltd., — ADR	9,449	81,072

South Korea — 14.1%
Hyundai Motor Co.	2,133	248,982
Hyundai Motor Co. — GDR	860	30,702
Pan Ocean Co. Ltd.(a)	57,104	269,727
Samsung Electronics Co. Ltd.	18,103	757,626
Samsung Engineering Co. Ltd.(a)	5,444	94,711
Shinhan Financial Group Co. Ltd.	17,231	696,279

		2,098,027
Taiwan — 4.7%
MediaTek, Inc.	30,000	242,072
Merry Electronics Co. Ltd.	20,000	90,723
Nanya Technology Corp.	191,000	364,732

		697,527
Turkey — 1.9%
Arcelik AS	66,373	151,993
Eldorado Gold Corp.(a)	148,832	130,205

		282,198
Ukraine — 0.7%
Ferrexpo PLC	41,509	107,957

United Arab Emirates — 4.3%
Emaar Properties PJSC	474,116	639,118

Total Common Stocks — 93.4% (Cost — $14,822,571)		13,931,820

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Equity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies — 2.7%
iShares MSCI South Korea ETF(c)	5,886	$401,837

Total Investment Companies — 2.7% (Cost — $437,771)		401,837

Preferred Stock

South Korea — 1.2%
Hyundai Motor Co., Preference Shares, 0.00%	2,595	183,161

Total Preferred Stocks — 1.2% (Cost — $238,332)		183,161

Total Long-Term Investments — 97.3% (Cost — $15,498,674)		14,516,818

Security	Shares	Value
Short-Term Securities — 3.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(b)(c)	479,066	$479,066

Total Short-Term Securities — 3.2% (Cost — $479,066)		479,066

Total Investments — 100.5% (Cost — $15,977,740)		14,995,884
Liabilities in Excess of Other Assets — (0.5)%		(69,528)

Net Assets — 100.0%		$14,926,356

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/17	Shares Purchased	Shares Sold		Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,283,441	—	(2,804,375	)(b)	479,066	$479,066	$17,291	$—	$—
iShares MSCI South Korea ETF	—	28,346	(22,460)		5,886	401,837	—	(16,174)	(35,934)

						$880,903	$17,291	$(16,174)	$(35,934)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

Currency Abbreviations

TRY	Turkish Lira
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Equity Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,841	TRY	55,000	Bank of America N.A.	10/09/18	$774
USD	7,449	TRY	45,000	Deutsche Bank AG	10/09/18	31
USD	20,918	TRY	115,000	Deutsche Bank AG	10/09/18	1,960
USD	42,169	TRY	230,000	HSBC Bank PLC	10/09/18	4,252

						7,017

TRY	780,406	USD	143,814	Deutsche Bank AG	10/09/18	(15,160)
USD	700	TRY	5,000	Deutsche Bank AG	10/09/18	(124)
USD	5,664	TRY	35,000	Deutsche Bank AG	10/09/18	(105)
USD	5,794	TRY	41,362	Deutsche Bank AG	10/09/18	(1,024)
USD	7,834	TRY	50,000	Deutsche Bank AG	10/09/18	(409)
USD	756	TRY	5,000	HSBC Bank PLC	10/09/18	(69)
USD	4,557	TRY	29,044	HSBC Bank PLC	10/09/18	(231)
USD	6,045	TRY	40,000	HSBC Bank PLC	10/09/18	(550)
USD	7,690	TRY	50,000	HSBC Bank PLC	10/09/18	(553)
USD	11,691	TRY	80,000	HSBC Bank PLC	10/09/18	(1,498)

						(19,723)

						$(12,706)

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short:	Credit Suisse International	09/08/18	$866,270	$(9,933	)(b)	$884,117	15.7%
	Deutsche Bank AG	09/15/18	(1,130,617)	(21,351	)(c)	(1,171,346)	7.9
	HSBC Bank PLC	09/08/18	731,657	61,532	(d)	734,229	29.0

			$467,310	$30,248		$447,000

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-600 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

ICE USD 1 Month LIBOR

ICE USD 1 Week LIBOR

United States Overnight Bank Funding Rate

(b)	Amount includes $(27,780) of net dividends and financing fees.
(c)	Amount includes $19,378 of net dividends and financing fees.
(d)	Amount includes $58,960 of net dividends and financing fees.

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Equity Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Credit Suisse International as of September 30, 2018 expiration dates 09/08/18:

	Shares	Value	% of Basket Value
Reference Entity — Long

Brazil
MRV Engenharia e Participacoes SA	75,737	$230,481	26.1%

China
SJM Holdings Ltd.	173,000	159,396	18.0

Greece
Alpha Bank AE	20,934	30,122	3.4

Mexico
Alpek SAB de CV	51,176	83,461	9.4
Cemex S.A.B. de CV	50,489	355,443	40.2

		438,904
South Africa
AngloGold Ashanti Ltd.	25,384	219,338	24.8

South Korea
SK Holdings Co. Ltd.	1,464	378,833	42.8

Taiwan
Flexium Interconnect, Inc.	21,000	59,468	6.7
Merry Electronics Co. Ltd.	2,000	9,072	1.0

		68,540
Ukraine
Ferrexpo PLC	70,487	183,323	20.7

Total Reference Entity — Long		1,708,937

Reference Entity — Short
Brazil
VALE SA	(19,840)	(294,426)	(33.3)

Philippines
BDO Unibank, Inc.	(65,901)	(146,120)	(16.5)

South Korea
Celltrion Inc.	(650)	(174,197)	(19.7)

Turkey
BIM Birlesik Magazalar AS	(15,606)	(210,077)	(23.8)

Total Reference Entity — Short		(824,820)

Net Value of Reference Entity — Credit Suisse International		$884,117

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank AG as of September 30, 2018 expiration dates 09/15/18:

	Shares	Value	% of Basket Value
Reference Entity — Long

United Arab Emirates
Emaar Properties PJSC	16,765	$22,600	(1.9)%

Total Reference Entity — Long		22,600

Reference Entity — Short

Brazil
Pagseguro Digital Ltd. Class A	(4,585)	(126,867)	10.8

France
LVMH Moet Hennessy Louis Vuitton SE	(1,093)	(386,234)	33.0

Malaysia
IHH Healthcare Bhd	(271,900)	(342,243)	29.2

Philippines
Ayala Land Inc.	(15,700)	(11,638)	1.0

Thailand
Airports of Thailand PCL	(160,700)	(326,964)	27.9

Total Reference Entity — Short		(1,193,946)

Net Value of Reference Entity — Deutsche Bank AG		$(1,171,346)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of September 30, 2018 expiration dates 09/08/18:

	Shares	Value	% of Basket Value
Reference Entity — Long

Brazil
BRF SA — ADR	44,822	$245,624	33.5%

China
Bank of China Ltd.	400,000	176,737	24.1
Bilibili, Inc. — ADR	8,340	112,423	15.3

		289,160
Hong Kong
China Pacific Insurance	97,800	375,805	51.2
Lenovo Group Ltd.	430,000	313,295	42.7

		689,100
Israel
Bezeq The Israeli Telecom Co	283,023	325,721	44.4

Malaysia
Sapura Energy Bhd.	894,300	88,672	12.1

Poland
PGE SA	119,102	307,840	41.9

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Equity Strategies Fund

	Shares	Value	% of Basket Value
Russia
Gazprom PAO	23,982	$119,671	16.3%

South Korea
Samsung Engineering Co. Ltd.	11,924	207,446	28.3
Shinhan Financial Group Co. Ltd.	597	24,124	3.3

		231,570

Taiwan
Merry Electronics Co. Ltd.	33,000	149,694	20.4
Yageo Corporation	14,000	210,227	28.6

		359,921

Total Reference Entity — Long		2,657,279

Reference Entity — Short
Brazil
Pagseguro Digital Ltd. Class A	(2,509)	(69,424)	(9.5)

China
AIA Group Ltd.	(33,800)	(301,392)	(41.0)
NIO, Inc., — ADR	(32,446)	(226,473)	(30.8)
Pinduoduo — ADR	(12,232)	(321,579)	(43.8)

		(849,444)

	Shares	Value	% of Basket Value
Philippines
Ayala Land Inc.	(373,300)	$(276,709)	(37.7)%
BDO Unibank, Inc.	(42,970)	(95,276)	(13.0)

		(371,985)
Qatar
Commercial Bank PQSC	(19,415)	(215,942)	(29.4)

South Africa
Spar Group Ltd.	(14,615)	(190,299)	(25.9)

United Kingdom
Prudential PLC	(9,855)	(225,956)	(30.8)

Total Reference Entity — Short		(1,923,050)

Net Value of Reference Entity — HSBC Bank PLC		$734,229

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments).

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Equity Strategies Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$617,214	$—	$—	$617,214
Brazil	1,581,504	—	—	1,581,504
China	370,796	1,460,779	—	1,831,575
Greece	—	473,698	—	473,698
Hong Kong	—	1,522,517	—	1,522,517
Hungary	—	416,825	—	416,825
India	300,985	288,232	—	589,217
Indonesia	—	703,680	—	703,680
Israel	—	324,809	—	324,809
Malaysia	—	92,718	—	92,718
Poland	—	492,849	—	492,849
Russia	183,183	1,196,132	—	1,379,315
South Africa	81,072	—	—	81,072
South Korea	30,702	2,067,325	—	2,098,027
Taiwan	—	697,527	—	697,527
Turkey	130,205	151,993	—	282,198
Ukraine	—	107,957	—	107,957
United Arab Emirates	—	639,118	—	639,118
Investment Companies	401,837	—	—	401,837
Preferred Stock	—	183,161	—	183,161
Short-Term Securities	479,066	—	—	479,066

	$4,176,564	$10,819,320	$—	$14,995,884

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Emerging Markets Equity Strategies Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Equity contracts	$—	$61,532	$—	$61,532
Forward foreign currency contracts	—	7,017	—	7,017
Liabilities:
Equity contracts	—	(31,284)	—	(31,284)
Forward foreign currency contracts	—	(19,723)	—	(19,723)

	$—	$17,542	$—	$17,542

(a)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into of Level 1 (a)	Transfers Out of Level 1 (a)	Transfers Into of Level 2 (a)	Transfers Out of Level 2 (a)
Assets:
Investments:
Long-Term Investments:
Common Stocks	$261,276	$(1,061,254)	$1,061,254	$(261,276)

(a)	External pricing service used to reflect any significant market movement between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

7

Schedule of Investments (unaudited) September 30, 2018	iShares Short-Term TIPS Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations — 100.0%
U.S. Treasury Inflation Protected Security:
2.13%, 01/15/19	$34	$34,122
0.13%, 04/15/19	391	388,662
1.88%, 07/15/19	32	32,135
1.38%, 01/15/20	36	36,383
0.13%, 04/15/20	391	385,636
1.25%, 07/15/20	61	61,943
1.13%, 01/15/21	256	257,968
0.13%, 04/15/21	340	332,906
0.63%, 07/15/21	117	117,090
0.13%, 01/15/22	203	198,276
0.13%, 04/15/22	352	342,089
0.13%, 07/15/22	193	188,195
0.13%, 01/15/23	254	246,259

Security	Par (000)	Value
U.S. Treasury Inflation Protected Security (continued):
0.63%, 04/15/23	$118	$116,160
0.38%, 07/15/23	248	243,112

Total Long-Term Investments — 100.0% (Cost — $3,010,953)		2,980,936

	Shares
Short-Term Securities — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.27%(a)(b)	21,605	21,605

Total Short-Term Securities — 0.7% (Cost — $21,605)		21,605

Total Investments — 100.7% (Cost — $3,032,558)		3,002,541
Liabilities in Excess of Other Assets — (0.7)%		(19,917)

Net Assets — 100.0%		$2,982,624

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	104,747	(83,142)	21,605	$21,605	$987	$—	$—

(a)	Includes net capital gain distributions, if applicable.

1

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares Short-Term TIPS Bond Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
U.S. Treasury Obligations	$—	$2,980,936	$—	$2,980,936
Short-Term Securities	21,605	—	—	21,605

	$21,605	$2,980,936	$—	$3,002,541

During the period ended September 30, 2018, there were no transfers between levels.

2

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: November 19, 2018